CERTAIN RISKS AND CONCENTRATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2015
Revenue [Member] | Foreign Currency Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	61.40%